UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2013 – September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2013

JNL/Mellon Capital DowSM 10 Fund

	Shares	Value
COMMON STOCKS - 99.8%
ENERGY - 9.8%
Chevron Corp.	442	$53,744
HEALTH CARE - 19.2%
Merck & Co. Inc.	1,146	54,552
Pfizer Inc.	1,787	51,307
		105,859
INDUSTRIALS - 9.8%
General Electric Co.	2,254	53,847
INFORMATION TECHNOLOGY - 32.1%
Cisco Systems Inc.	2,533	59,332
Intel Corp.	2,471	56,633
Microsoft Corp.	1,823	60,715
		176,680
MATERIALS - 11.4%
E.I. du Pont de Nemours & Co.	1,068	62,534
TELECOMMUNICATION SERVICES - 17.5%
AT&T Inc.	1,385	46,848
Verizon Communications Inc.	1,054	49,191
		96,039
Total Common Stocks (cost $464,601)		548,703

SHORT TERM INVESTMENTS - 0.5%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	2,889	2,889

Total Short Term Investments (cost $2,889)		2,889
Total Investments - 100.3% (cost $467,490)		551,592
Other Assets and Liabilities, Net - (0.3%)		(1,690)
Total Net Assets - 100.0%		$549,902

JNL/Mellon Capital Global 15 Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 5.5%
Ladbrokes Plc	8,281	$22,675
CONSUMER STAPLES - 6.5%
Tesco Plc	4,613	26,818
ENERGY - 5.7%
China Petroleum & Chemical Corp.	30,277	23,734
FINANCIALS - 39.7%
Bank of China Ltd. - Class H	59,194	27,050
Bank of Communications Co. Ltd.	36,256	26,670
China Construction Bank Corp. - Class H	33,380	25,725
Industrial & Commercial Bank of China - Class H	39,617	27,690
Man Group Plc	19,594	26,588
RSA Insurance Group Plc	15,882	31,069
		164,792
HEALTH CARE - 6.3%
Pfizer Inc.	905	25,970
INDUSTRIALS - 6.6%
General Electric Co.	1,141	27,257
INFORMATION TECHNOLOGY - 21.5%
Cisco Systems Inc.	1,279	29,964
Intel Corp.	1,251	28,669
Microsoft Corp.	920	30,660
		89,293
TELECOMMUNICATION SERVICES - 7.9%
Vodafone Group Plc	9,320	32,710

Total Common Stocks (cost $389,233)		413,249

SHORT TERM INVESTMENTS - 0.0%
Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	27	27

Total Short Term Investments (cost $27)		27
Total Investments - 99.7% (cost $389,260)		413,276
Other Assets and Liabilities, Net - 0.3%		1,176
Total Net Assets - 100.0%		$414,452

JNL/Mellon Capital Nasdaq 25® Fund

COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 28.7%
Comcast Corp. - Class A	1,075	$48,524
Expedia Inc.	93	4,837
Fossil Group Inc. (c)	57	6,651
Liberty Global Plc - Class A (c)	158	12,539
Liberty Global Plc - Class C (c)	41	3,066
Liberty Interactive Corp. (c)	382	8,971
Mattel Inc.	254	10,644
O’Reilly Automotive Inc. (c)	85	10,840
Sirius XM Radio Inc. (d)	3,847	14,889
Viacom Inc. - Class B	329	27,513
		148,474
HEALTH CARE - 22.4%
Amgen Inc.	230	25,736
Celgene Corp. (c)	229	35,186
Gilead Sciences Inc. (c)	534	33,543
Life Technologies Corp. (c)	128	9,556
Mylan Inc. (c)	302	11,520
		115,541
INFORMATION TECHNOLOGY - 47.8%
Akamai Technologies Inc. (c)	134	6,935
Cisco Systems Inc.	2,040	47,768
Equinix Inc. (c)	37	6,759
Google Inc. - Class A (c)	57	49,548
Oracle Corp.	1,186	39,349
QUALCOMM Inc.	650	43,770
Seagate Technology	280	12,229
Western Digital Corp.	180	11,439
Yahoo! Inc. (c)	875	29,031
		246,828
MATERIALS - 1.0%
Rangold Resources Ltd. - ADR	70	5,007

Total Common Stocks (cost $394,546)		515,850

SHORT TERM INVESTMENTS - 0.4%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	573	573

See accompanying Notes to Schedules of Investments.

	Shares	Value
Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	1,639	1,639

Total Short Term Investments (cost $2,212)		2,212
Total Investments - 100.3% (cost $396,758)		518,062
Other Assets and Liabilities, Net - (0.3%)		(1,553)
Total Net Assets - 100.0%		$516,509

JNL/Mellon Capital Value Line® 30 Fund

COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 27.7%
Domino’s Pizza Inc.	144	$9,774
Dorman Products Inc.	168	8,342
Gildan Activewear Inc.	310	14,382
Lamar Advertising Co. - Class A (c)	198	9,306
Lumber Liquidators Holdings Inc. (c) (d)	113	12,010
Mohawk Industries Inc. (c)	176	22,868
Pulte Homes Inc.	978	16,141
Thor Industries Inc. (d)	159	9,222
Time Warner Inc.	1,262	83,082
Urban Outfitters Inc. (c)	369	13,559
Williams-Sonoma Inc.	250	14,027
		212,713
ENERGY - 10.6%
Bristow Group Inc.	110	8,021
Cabot Oil & Gas Corp. - Class A	1,084	40,462
Magellan Midstream Partners LP	575	32,448
		80,931
FINANCIALS - 10.4%
Moody’s Corp.	569	40,038
Weyerhaeuser Co.	1,397	39,993
		80,031
HEALTH CARE - 9.9%
Regeneron Pharmaceuticals Inc. (c)	243	75,911
INDUSTRIALS - 13.7%
Acuity Brands Inc.	108	9,904
AO Smith Corp.	200	9,049
Canadian Pacific Railway Ltd.	446	55,015
Flowserve Corp.	381	23,794
Macquarie Infrastructure Co. LLC	129	6,922
		104,684
INFORMATION TECHNOLOGY - 17.3%
Cadence Design Systems Inc. (c)	705	9,524
Manhattan Associates Inc. (c)	99	9,486
Rackspace Hosting Inc. (c) (d)	347	18,310
Trimble Navigation Ltd. (c)	640	19,005
Visa Inc. - Class A	398	76,140
		132,465
MATERIALS - 10.5%
Eagle Materials Inc.	123	8,918
Louisiana-Pacific Corp. (c) (d)	345	6,066
PPG Industries Inc.	395	65,908
		80,892
Total Common Stocks (cost $628,280)		767,627

SHORT TERM INVESTMENTS - 2.0%
Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	15,325	15,325

Total Short Term Investments (cost $15,325)		15,325
Total Investments - 102.1% (cost $643,605)		782,952
Other Assets and Liabilities, Net - (2.1%)		(15,958)
Total Net Assets - 100.0%		$766,994

JNL/Mellon Capital S&P® 24 Fund

COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 13.2%
DIRECTV (c)	638	$38,122
Discovery Communications Inc. - Class A (c)	504	42,560
Scripps Networks Interactive Inc. - Class A	551	43,049
		123,731
CONSUMER STAPLES - 11.1%
Brown-Forman Corp.	507	34,523
Estee Lauder Cos. Inc.	533	37,223
McCormick & Co. Inc.	506	32,707
		104,453
ENERGY - 10.2%
Exxon Mobil Corp.	371	31,932
Marathon Petroleum Corp.	506	32,548
Tesoro Corp.	727	31,968
		96,448
FINANCIALS - 12.9%
Berkshire Hathaway Inc. (c)	357	40,496
Discover Financial Services	830	41,927
Franklin Resources Inc.	762	38,520
		120,943
HEALTH CARE - 12.7%
Amgen Inc.	370	41,393
Becton Dickinson & Co.	409	40,935
CR Bard Inc.	326	37,593
		119,921
INDUSTRIALS - 12.9%
Cintas Corp.	784	40,117
Flowserve Corp.	656	40,930
Illinois Tool Works Inc.	526	40,141
		121,188
INFORMATION TECHNOLOGY - 15.2%
MasterCard Inc. - Class A	65	43,817
Seagate Technology	1,046	45,773
Yahoo! Inc. (c)	1,603	53,163
		142,753
MATERIALS - 11.7%
CF Industries Holdings Inc.	157	33,143
FMC Corp.	549	39,348
Sherwin-Williams Co.	208	37,815
		110,306
Total Common Stocks (cost $811,270)		939,743

See accompanying Notes to Schedules of Investments.

	Shares	Value
SHORT TERM INVESTMENTS - 0.1%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	417	417

Total Short Term Investments (cost $417)		417
Total Investments - 100.0% (cost $811,687)		940,160
Other Assets and Liabilities, Net - 0.0%		413
Total Net Assets - 100.0%		$940,573

JNL/Mellon Capital S&P® SMid 60 Fund

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 15.2%
Barnes & Noble Inc. (c) (d)	725	$9,387
Corinthian Colleges Inc. (c) (d)	2,239	4,904
DeVry Inc. (d)	462	14,106
Live Nation Inc. (c)	585	10,855
Office Depot Inc. (c)	3,325	16,060
OfficeMax Inc.	557	7,125
Pep Boys-Manny Moe & Jack (c)	553	6,900
Ruby Tuesday Inc. (c)	695	5,215
WMS Industries Inc. (c)	623	16,176
		90,728
ENERGY - 14.3%
Alpha Natural Resources Inc. (c)	1,117	6,658
Arch Coal Inc. (d)	1,498	6,158
Basic Energy Services Inc. (c)	479	6,057
Cloud Peak Energy Inc. (c)	283	4,144
Exterran Holdings Inc. (c)	248	6,843
Patterson-UTI Energy Inc.	588	12,568
PDC Energy Inc. (c)	165	9,813
Superior Energy Services Inc. (c)	529	13,236
Tetra Technologies Inc. (c)	721	9,034
Unit Corp. (c)	243	11,300
		85,811
FINANCIALS - 26.2%
Aspen Insurance Holdings Ltd.	341	12,388
Cash America International Inc. (d)	138	6,241
Columbia Banking System Inc.	303	7,493
East West Bancorp Inc.	510	16,286
Everest Re Group Ltd.	100	14,483
First American Financial Corp.	454	11,066
First Midwest Bancorp Inc.	437	6,599
Horace Mann Educators Corp.	273	7,738
Interactive Brokers Group Inc.	400	7,506
Investment Technology Group Inc. (c)	608	9,560
Parkway Properties Inc. (d)	389	6,909
Protective Life Corp.	382	16,242
Stewart Information Services Corp. (d)	209	6,691
Synovus Financial Corp.	4,471	14,753
TCF Financial Corp.	901	12,871
		156,826
HEALTH CARE - 3.3%
Community Health Systems Inc.	356	14,788
PharMerica Corp. (c)	381	5,060
		19,848
INDUSTRIALS - 16.6%
AAR Corp.	293	8,010
AECOM Technology Corp. (c)	460	14,391
Arkansas Best Corp.	573	14,721
Consolidated Graphics Inc. (c)	157	8,785
General Cable Corp.	360	11,433
JetBlue Airways Corp. (c) (d)	1,918	12,773
Navigant Consulting Inc. (c)	488	7,539
SkyWest Inc.	437	6,338
URS Corp.	279	14,997
		98,987
INFORMATION TECHNOLOGY - 14.0%
Arrow Electronics Inc. (c)	286	13,898
CACI International Inc. - Class A (c)	99	6,831
Ingram Micro Inc. - Class A (c)	647	14,922
Insight Enterprises Inc. (c)	313	5,922
Lexmark International Inc. (d)	472	15,588
TTM Technologies Inc. (c)	594	5,793
United Online Inc.	974	7,771
Vishay Intertechnology Inc. (c)	1,030	13,281
		84,006
MATERIALS - 5.1%
Cabot Corp.	275	11,754
Domtar Corp.	131	10,411
OM Group Inc. (c)	245	8,282
		30,447
UTILITIES - 4.9%
Black Hills Corp.	301	15,029
NV Energy Inc.	604	14,256
		29,285
Total Common Stocks (cost $487,652)		595,938

SHORT TERM INVESTMENTS - 6.2%
Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	2,203	2,203
Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	34,633	34,633

Total Short Term Investments (cost $36,836)		36,836
Total Investments - 105.8% (cost $524,488)		632,774
Other Assets and Liabilities, Net - (5.8%)		(34,739)
Total Net Assets - 100.0%		$598,035

JNL/Mellon Capital NYSE® International 25 Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 6.9%
Sony Corp. - ADR (d)	242	$5,201
ENERGY - 25.2%
Canadian Natural Resources Ltd.	93	2,919
China Petroleum & Chemical Corp. - ADR - Class H	30	2,387
ENI SpA - ADR (d)	55	2,523
Petroleo Brasileiro SA - Petrobras - ADR	137	2,126
Royal Dutch Shell Plc - ADR - Class B (d)	38	2,648
Talisman Energy Inc.	239	2,751
YPF SA - ADR - Class D	187	3,766
		19,120
FINANCIALS - 38.6%
Banco Bilbao Vizcaya Argentaria SA - ADR (d)	294	3,290

See accompanying Notes to Schedules of Investments.

	Shares	Value
Banco Santander SA - ADR (d)	362	2,961
Barclays Plc - ADR	157	2,682
HSBC Holdings Plc - ADR (d)	51	2,787
Lloyds Banking Group Plc - ADR (c) (d)	800	3,847
Manulife Financial Corp.	199	3,301
Mitsubishi UFJ Financial Group Inc. - ADR (d)	502	3,221
Sumitomo Mitsui Financial Group Inc. - ADR (d)	371	3,609
UBS AG	172	3,525
		29,223
INFORMATION TECHNOLOGY - 4.0%
Hitachi Ltd. - ADR (d)	46	3,032
MATERIALS - 6.0%
ArcelorMittal - NYRS (d)	153	2,092
POSCO Inc. - ADR	33	2,430
		4,522
TELECOMMUNICATION SERVICES - 19.0%
China Unicom Ltd. - ADR (d)	165	2,541
Nippon Telegraph & Telephone Corp. - ADR (d)	129	3,374
NTT DoCoMo Inc. - ADR (d)	188	3,049
Orange SA - ADR	243	3,039
Telecom Italia SpA - ADR	295	2,407
		14,410
Total Common Stocks (cost $70,245)		75,508
RIGHTS - 0.0%
Barclays Plc (c) (e)	—	—

Total Rights (cost $0)		—

SHORT TERM INVESTMENTS - 27.4%
Investment Company - 0.9%
JNL Money Market Fund, 0.01% (a) (b)	709	709
Securities Lending Collateral - 26.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	20,055	20,055

Total Short Term Investments (cost $20,764)		20,764
Total Investments - 127.1% (cost $91,009)		96,272
Other Assets and Liabilities, Net - (27.1%)		(20,552)
Total Net Assets - 100.0%		$75,720

JNL/Mellon Capital 25 Fund

COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 20.5%
Autoliv Inc.	491	$42,915
Carnival Corp.	983	32,080
Ford Motor Co.	2,594	43,769
Kohl’s Corp.	691	35,736
Tupperware Brands Corp.	414	35,779
		190,279
CONSUMER STAPLES - 23.4%
Clorox Co.	379	30,987
Dr. Pepper Snapple Group Inc.	710	31,806
General Mills Inc.	679	32,534
Herbalife Ltd. (d)	864	60,255
Kimberly-Clark Corp.	333	31,384
Sysco Corp.	970	30,866
		217,832
ENERGY - 7.7%
Cenovus Energy Inc.	1,125	33,577
Occidental Petroleum Corp.	409	38,237
		71,814
INDUSTRIALS - 19.7%
Emerson Electric Co.	592	38,318
General Dynamics Corp.	480	42,009
Iron Mountain Inc.	909	24,562
Northrop Grumman Systems Corp.	462	44,040
Republic Services Inc.	1,021	34,049
		182,978
INFORMATION TECHNOLOGY - 9.5%
Broadridge Financial Solutions Inc.	1,411	44,798
Harris Corp.	741	43,948
		88,746
MATERIALS - 18.6%
Air Products & Chemicals Inc.	387	41,257
Barrick Gold Corp.	1,258	23,426
Cliffs Natural Resources Inc. (d)	1,765	36,177
RPM International Inc.	1,093	39,564
Teck Resources Ltd. - Class B	1,201	32,248
		172,672
Total Common Stocks (cost $825,534)		924,321

SHORT TERM INVESTMENTS - 10.9%
Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	3,582	3,582
Securities Lending Collateral - 10.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	97,932	97,932

Total Short Term Investments (cost $101,514)		101,514
Total Investments - 110.3% (cost $927,048)		1,025,835
Other Assets and Liabilities, Net - (10.3%)		(95,971)
Total Net Assets - 100.0%		$929,864

JNL/Mellon Capital JNL 5 Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 13.1%
Ann Inc. (c)	231	$8,377
Arctic Cat Inc.	62	3,550
Asbury Automotive Group Inc. (c)	150	7,997
Cinemark Holdings Inc.	887	28,151
Comcast Corp. - Class A	1,547	69,850
CST Brands Inc.	187	5,581
G-III Apparel Group Ltd. (c)	96	5,227
Gap Inc.	1,863	75,053
Genuine Parts Co.	363	29,391
Grand Canyon Education Inc. (c)	215	8,646
Guess? Inc.	941	28,098
Iconix Brand Group Inc. (c)	328	10,881
Krispy Kreme Doughnuts Inc. (c)	313	6,049
Leapfrog Enterprises Inc. - Class A (c) (d)	294	2,773
Lithia Motors Inc. - Class A	109	7,941
McDonald’s Corp.	656	63,070
Movado Group Inc.	89	3,873

See accompanying Notes to Schedules of Investments.

	Shares	Value
Papa John’s International Inc.	111	7,731
Pier 1 Imports Inc.	506	9,872
Pinnacle Entertainment Inc. (c)	281	7,049
Pool Corp.	222	12,483
SodaStream International Ltd. (c) (d)	97	6,079
Sonic Automotive Inc. - Class A	214	5,088
Sturm Ruger & Co. Inc. (d)	92	5,789
Thor Industries Inc.	253	14,687
Vitamin Shoppe Inc. (c)	140	6,128
		439,414
CONSUMER STAPLES - 5.9%
Campbell Soup Co.	664	27,014
ConAgra Foods Inc.	783	23,750
Dr. Pepper Snapple Group Inc.	521	23,362
General Mills Inc.	572	27,392
Kellogg Co.	413	24,284
PepsiCo Inc.	338	26,834
Susser Holdings Corp. (c) (d)	100	5,338
Tesco Plc	7,041	40,931
		198,905
ENERGY - 5.7%
China Petroleum & Chemical Corp.	44,202	34,649
EPL Oil & Gas Inc. (c)	186	6,894
Marathon Petroleum Corp.	918	59,035
Targa Resources Corp.	438	31,932
VAALCO Energy Inc. (c)	286	1,596
Valero Energy Corp.	1,695	57,872
		191,978
FINANCIALS - 14.0%
Altisource Portfolio Solutions SA (c)	111	15,605
AmTrust Financial Services Inc. (d)	351	13,722
Banco Latinoamericano de Comercio Exterior SA - Class E	140	3,496
Bank of America Corp.	4,986	68,801
Bank of China Ltd. - Class H	86,129	39,358
Cardinal Financial Corp.	142	2,349
China Construction Bank Corp. - Class H	48,108	37,076
CNO Financial Group Inc.	1,085	15,619
First Cash Financial Services Inc. (c)	137	7,938
Greenhill & Co. Inc.	136	6,760
Industrial & Commercial Bank of China - Class H	54,185	37,873
Janus Capital Group Inc. (d)	898	7,641
Man Group Plc	28,664	38,896
Portfolio Recovery Associates Inc. (c)	242	14,491
PrivateBancorp Inc.	355	7,592
RSA Insurance Group Plc	18,893	36,959
Sovran Self Storage Inc.	146	11,014
SunTrust Banks Inc.	2,040	66,132
Symetra Financial Corp.	572	10,199
Texas Capital Bancshares Inc. (c)	195	8,964
ViewPoint Financial Group	189	3,906
Virtus Investment Partners Inc. (c)	37	6,085
Western Alliance Bancorp (c)	416	7,866
		468,342
HEALTH CARE - 9.9%
Abaxis Inc.	106	4,460
Chemed Corp. (d)	93	6,637
Cyberonics Inc. (c)	133	6,772
Haemonetics Corp. (c)	244	9,744
Hanger Orthopedic Group Inc. (c)	164	5,546
ICU Medical Inc. (c)	70	4,749
Johnson & Johnson	825	71,521
Merck & Co. Inc.	1,410	67,137
MWI Veterinary Supply Inc. (c)	61	9,141
Neogen Corp. (c)	114	6,947
PAREXEL International Corp. (c)	282	14,165
Pfizer Inc.	3,839	110,210
West Pharmaceutical Services Inc.	326	13,414
		330,443
INDUSTRIALS - 17.1%
Aegion Corp. (c)	188	4,466
Allegiant Travel Co.	93	9,764
American Railcar Industries Inc. (d)	102	3,986
Avery Dennison Corp.	663	28,854
AZZ Inc.	121	5,054
BAE Systems Plc	7,025	51,630
Beacon Roofing Supply Inc. (c)	229	8,449
Belden Inc.	212	13,560
Briggs & Stratton Corp.	229	4,617
CAI International Inc. (c)	102	2,379
Citic Pacific Ltd. (d)	25,952	33,695
Covanta Holding Corp.	1,257	26,868
Deluxe Corp.	241	10,035
Emerson Electric Co.	436	28,220
Encore Capital Group Inc. (c) (d)	120	5,497
EnerSys	230	13,951
Franklin Electric Co. Inc.	227	8,937
General Electric Co.	4,587	109,578
Geo Group Inc.	293	9,734
Great Lakes Dredge & Dock Corp.	293	2,177
InnerWorkings Inc. (c) (d)	236	2,316
Interface Inc.	320	6,358
Iron Mountain Inc.	745	20,135
Lindsay Corp.	62	5,056
Macquarie Infrastructure Co. LLC	225	12,023
MasTec Inc. (c)	362	10,969
Northrop Grumman Systems Corp.	343	32,643
Raytheon Co.	402	31,005
Republic Services Inc. - Class A	787	26,269
Steelcase Inc. - Class A	405	6,736
TriMas Corp. (c)	189	7,040
Watsco Inc.	309	29,126
		571,127
INFORMATION TECHNOLOGY - 13.3%
ACI Worldwide Inc. (c)	186	10,077
Badger Meter Inc.	69	3,191
Blucora Inc. (c)	194	4,460
Broadridge Financial Solutions Inc.	1,013	32,150
Electronics for Imaging Inc. (c)	223	7,080
FEI Co.	183	16,029
Harris Corp.	472	27,977
Hewlett-Packard Co.	6,758	141,774
Intel Corp.	4,674	107,119
Ixia (c)	354	5,541
Littelfuse Inc.	112	8,799
Manhattan Associates Inc. (c)	95	9,077
MAXIMUS Inc.	326	14,672
Monolithic Power Systems Inc.	169	5,118
NetScout Systems Inc. (c)	201	5,150
RealD Inc. (c) (d)	241	1,690
Sourcefire Inc. (c)	145	10,981
SPS Commerce Inc. (c)	70	4,704
TiVo Inc. (c)	593	7,374
Tyler Technologies Inc. (c)	146	12,810
Ultratech Inc. (c)	128	3,887
Veeco Instruments Inc. (c)	187	6,954
		446,614
MATERIALS - 13.9%
Air Products & Chemicals Inc.	276	29,366

See accompanying Notes to Schedules of Investments.

	Shares	Value
E.I. du Pont de Nemours & Co.	1,286	75,312
HB Fuller Co.	239	10,798
Kaiser Aluminum Corp.	93	6,596
KapStone Paper and Packaging Corp.	221	9,479
Kronos Worldwide Inc. (d)	1,203	18,634
LyondellBasell Industries NV - Class A	1,013	74,182
MeadWestvaco Corp.	726	27,877
Minerals Technologies Inc.	170	8,393
Nucor Corp.	535	26,219
PPG Industries Inc.	427	71,380
RPM International Inc.	789	28,567
Sherwin-Williams Co.	376	68,489
Worthington Industries Inc.	331	11,405
		466,697
TELECOMMUNICATION SERVICES - 6.6%
AT&T Inc.	2,860	96,726
Cogent Communications Group Inc.	225	7,259
Verizon Communications Inc.	1,336	62,356
Vodafone Group Plc	15,324	53,783
		220,124
UTILITIES - 0.2%
American States Water Co.	185	5,105

Total Common Stocks (cost $2,756,296)		3,338,749

SHORT TERM INVESTMENTS - 2.6%
Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	428	428
Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	87,579	87,579

Total Short Term Investments (cost $88,007)		88,007
Total Investments - 102.3% (cost $2,844,303)		3,426,756
Other Assets and Liabilities, Net - (2.3%)		(77,499)
Total Net Assets - 100.0%		$3,349,257

JNL/Mellon Capital JNL Optimized 5 Fund

COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 15.3%
Cinemark Holdings Inc.	63	$1,993
Comcast Corp. - Class A	227	10,266
Domino’s Pizza Inc.	20	1,381
Dorman Products Inc.	24	1,179
Expedia Inc.	15	775
Fossil Group Inc. (c)	9	1,079
Genuine Parts Co.	26	2,085
Gildan Activewear Inc.	44	2,045
Guess? Inc.	66	1,973
Lamar Advertising Co. - Class A (c)	29	1,343
Liberty Global Plc - Class A (c)	26	2,037
Liberty Global Plc - Class C (c)	6	462
Liberty Interactive Corp. (c)	63	1,477
Lumber Liquidators Holdings Inc. (c)	16	1,713
Mattel Inc.	41	1,732
Mohawk Industries Inc. (c)	25	3,238
O’Reilly Automotive Inc. (c)	14	1,752
Pulte Homes Inc.	141	2,323
Sirius XM Radio Inc. (d)	629	2,435
Thor Industries Inc.	23	1,340
Time Warner Inc.	177	11,674
Urban Outfitters Inc. (c)	53	1,940
Viacom Inc. - Class B	55	4,569
Williams-Sonoma Inc.	35	1,991
		62,802
CONSUMER STAPLES - 3.5%
Campbell Soup Co.	47	1,917
ConAgra Foods Inc.	55	1,664
Dr. Pepper Snapple Group Inc.	37	1,672
General Mills Inc.	41	1,943
Kellogg Co.	29	1,704
PepsiCo Inc.	24	1,900
Tesco Plc	583	3,386
		14,186
ENERGY - 8.3%
BP Plc	590	4,133
Bristow Group Inc.	16	1,172
Cabot Oil & Gas Corp. - Class A	152	5,664
China Petroleum & Chemical Corp.	3,661	2,870
ENI SpA (d)	169	3,891
Magellan Midstream Partners LP	81	4,593
Repsol SA	206	5,117
Targa Resources Corp.	31	2,263
Total SA	79	4,589
		34,292
FINANCIALS - 9.9%
Banco Bilbao Vizcaya Argentaria SA	452	5,050
Banco Santander SA	553	4,509
Bank of China Ltd. - Class H	7,151	3,268
China Construction Bank Corp. - Class H	3,978	3,066
Industrial & Commercial Bank of China - Class H	4,455	3,114
Man Group Plc	2,365	3,209
Moody’s Corp.	80	5,656
RSA Insurance Group Plc	1,563	3,057
Weyerhaeuser Co.	196	5,611
Zurich Financial Services AG	15	3,945
		40,485
HEALTH CARE - 13.8%
Amgen Inc.	93	10,362
AstraZeneca Plc	86	4,475
Celgene Corp. (c)	51	7,847
Gilead Sciences Inc. (c)	183	11,500
GlaxoSmithKline Plc	187	4,710
Life Technologies Corp. (c)	21	1,541
Mylan Inc. (c)	49	1,884
Pfizer Inc.	127	3,632
Regeneron Pharmaceuticals Inc. (c)	34	10,658
		56,609
INDUSTRIALS - 10.0%
Acuity Brands Inc.	15	1,410
AO Smith Corp.	28	1,277
Avery Dennison Corp.	47	2,034
BAE Systems Plc	581	4,273
Canadian Pacific Railway Ltd.	63	7,719
Citic Pacific Ltd. (d)	2,130	2,766
Covanta Holding Corp.	88	1,881
Emerson Electric Co.	31	1,993
Flowserve Corp.	54	3,388
General Electric Co.	151	3,601
Iron Mountain Inc.	53	1,421
Macquarie Infrastructure Co. LLC	19	1,016
Northrop Grumman Systems Corp.	24	2,302
Raytheon Co.	28	2,186
Republic Services Inc. - Class A	55	1,843

See accompanying Notes to Schedules of Investments.

	Shares	Value
Watsco Inc.	22	2,045
		41,155
INFORMATION TECHNOLOGY - 19.5%
Akamai Technologies Inc. (c)	22	1,126
Broadridge Financial Solutions Inc.	72	2,271
Cadence Design Systems Inc. (c)	102	1,384
Cisco Systems Inc.	432	10,111
Equinix Inc. (c)	6	1,075
Google Inc. - Class A (c)	12	10,507
Harris Corp.	34	1,992
Hewlett-Packard Co.	222	4,665
Intel Corp.	153	3,508
Manhattan Associates Inc. (c)	14	1,330
Oracle Corp.	255	8,442
QUALCOMM Inc.	137	9,213
Rackspace Hosting Inc. (c)	50	2,623
Seagate Technology	46	2,000
Trimble Navigation Ltd. (c)	91	2,695
Visa Inc. - Class A	56	10,712
Western Digital Corp.	29	1,864
Yahoo! Inc. (c)	142	4,716
		80,234
MATERIALS - 5.2%
Air Products & Chemicals Inc.	19	2,073
Eagle Materials Inc.	18	1,281
Kronos Worldwide Inc. (d)	84	1,303
Louisiana-Pacific Corp. (c) (d)	49	863
MeadWestvaco Corp.	52	1,985
Nucor Corp.	38	1,839
PPG Industries Inc.	55	9,247
Rangold Resources Ltd. - ADR	11	808
RPM International Inc.	56	2,019
		21,418
TELECOMMUNICATION SERVICES - 7.8%
AT&T Inc.	94	3,181
Deutsche Telekom AG	361	5,235
France Telecom SA	372	4,662
TeliaSonera AB	601	4,599
Vivendi SA	183	4,213
Vodafone Group Plc	2,883	10,120
		32,010
UTILITIES - 6.7%
E.ON SE	219	3,890
Electricite de France SA	221	6,995
GDF Suez	198	4,970
National Grid Plc	356	4,200
RWE AG	99	3,357
Scottish & Southern Energy Plc	177	4,213
		27,625
Total Common Stocks (cost $351,201)		410,816
RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria SA (c)	452	62

Total Rights (cost $60)		62

SHORT TERM INVESTMENTS - 1.6%
Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	6,643	6,643

Total Short Term Investments (cost $6,643)		6,643
Total Investments - 101.6% (cost $357,904)		417,521
Other Assets and Liabilities, Net - (1.6%)		(6,627)
Total Net Assets - 100.0%		$410,894

JNL/Mellon Capital Communications Sector Fund

COMMON STOCKS - 100.1%
TELECOMMUNICATION SERVICES - 100.1%
AT&T Inc.	859	$29,045
CenturyLink Inc.	182	5,723
Crown Castle International Corp. (c)	84	6,131
Frontier Communications Corp. (d)	1,384	5,771
Level 3 Communications Inc. (c)	217	5,797
NII Holdings Inc. - Class B (c) (d)	361	2,193
SBA Communications Corp. (c)	77	6,213
Sprint Corp. (c)	921	5,721
T-Mobile US Inc.	239	6,196
Telephone & Data Systems Inc.	211	6,237
tw telecom inc. (c)	195	5,831
Verizon Communications Inc.	619	28,880
Windstream Holdings Inc. (d)	699	5,594

Total Common Stocks (cost $106,990)		119,332

SHORT TERM INVESTMENTS - 11.9%
Securities Lending Collateral - 11.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	14,153	14,153

Total Short Term Investments (cost $14,153)		14,153
Total Investments - 112.0% (cost $121,143)		133,485
Other Assets and Liabilities, Net - (12.0%)		(14,260)
Total Net Assets - 100.0%		$119,225

JNL/Mellon Capital Consumer Brands Sector Fund

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 74.7%
Aaron’s Inc.	13	$357
Abercrombie & Fitch Co. - Class A	12	436
Advance Auto Parts Inc.	12	1,026
Aeropostale Inc. (c) (d)	14	133
Amazon.com Inc. (c)	62	19,432
AMC Networks Inc. - Class A (c)	10	679
American Eagle Outfitters Inc.	27	381
Ann Inc. (c)	8	291
Apollo Group Inc. - Class A (c)	17	344
Ascena Retail Group Inc. (c)	22	444
AutoNation Inc. (c)	11	573
AutoZone Inc. (c)	6	2,517
Bally Technologies Inc. (c) (d)	7	479
Bed Bath & Beyond Inc. (c)	37	2,824

See accompanying Notes to Schedules of Investments.

	Shares	Value
Best Buy Co. Inc.	45	1,694
Big Lots Inc. (c)	10	374
Bob Evans Farms Inc. (d)	5	268
Brinker International Inc.	11	462
Buckle Inc. (d)	5	260
Cabela’s Inc. - Class A (c)	8	504
Cablevision Systems Corp. - Class A	37	622
Carmax Inc. (c)	37	1,815
Carnival Corp.	73	2,394
CBS Corp. - Class B	94	5,206
Charter Communications Inc. - Class A (c)	12	1,550
Cheesecake Factory Inc.	9	377
Chico’s FAS Inc.	26	432
Childrens Place Retail Stores Inc. (c)	4	214
Chipotle Mexican Grill Inc. - Class A (c)	5	2,217
Choice Hotels International Inc. (d)	5	229
Cinemark Holdings Inc.	17	555
Comcast Corp. - Class A	439	19,833
Cracker Barrel Old Country Store Inc.	4	394
CST Brands Inc.	11	317
Darden Restaurants Inc.	22	1,019
DeVry Inc. (d)	10	301
Dick’s Sporting Goods Inc.	17	930
Dillard’s Inc. - Class A	4	336
DIRECTV (c)	86	5,119
Discovery Communications Inc. - Class A (c)	39	3,268
DISH Network Corp. - Class A	36	1,609
Dollar General Corp. (c)	50	2,818
Dollar Tree Inc. (c)	37	2,135
Domino’s Pizza Inc.	9	621
DreamWorks Animation SKG Inc. - Class A (c) (d)	12	351
DSW Inc. - Class A	6	530
Dunkin’ Brands Group Inc. (d)	18	824
Expedia Inc.	18	954
Express Inc. (c)	15	354
Family Dollar Stores Inc.	16	1,163
Foot Locker Inc.	25	832
GameStop Corp. - Class A	20	1,002
Gannett Co. Inc.	39	1,040
Gap Inc.	46	1,861
Genesco Inc. (c)	4	257
GNC Holdings Inc. - Class A	17	922
Group 1 Automotive Inc.	4	275
Groupon Inc. - Class A (c)	64	715
Guess? Inc.	10	310
H&R Block Inc.	46	1,221
Hillenbrand Inc.	10	278
Home Depot Inc.	241	18,248
HSN Inc.	6	314
Hyatt Hotels Corp. - Class A (c)	9	407
International Game Technology	44	839
Interpublic Group of Cos. Inc.	71	1,212
J.C. Penney Co. Inc. (c) (d)	33	288
Jack in the Box Inc. (c)	7	293
John Wiley & Sons Inc. - Class A (d)	8	382
Kohl’s Corp.	34	1,769
L Brands Inc.	41	2,494
Lamar Advertising Co. - Class A (c)	11	523
Las Vegas Sands Corp.	65	4,320
Liberty Global Plc - Class A (c)	63	5,001
Liberty Interactive Corp. (c)	81	1,902
Liberty Media Corp. - Class A (c)	18	2,616
Liberty Ventures - Class A (c)	6	505
Life Time Fitness Inc. (c) (d)	7	337
Live Nation Inc. (c)	23	424
Lowe’s Cos. Inc.	177	8,407
Lumber Liquidators Holdings Inc. (c)	5	507
Macy’s Inc.	63	2,729
Madison Square Garden Inc. - Class A (c)	10	581
Marriott International Inc. - Class A	38	1,601
Marriott Vacations Worldwide Corp. (c)	5	226
McDonald’s Corp.	168	16,152
Men’s Wearhouse Inc.	8	258
Meredith Corp.	6	289
MGM Resorts International (c)	56	1,137
Morningstar Inc. (d)	3	270
Murphy USA Inc. (c)	7	298
Netflix Inc. (c)	10	3,055
New York Times Co. - Class A (c) (d)	20	248
News Corp. - Class A (c)	83	1,338
Nordstrom Inc.	24	1,355
Norwegian Cruise Line Holdings Ltd. (c)	8	244
O’Reilly Automotive Inc. (c)	18	2,321
Omnicom Group Inc.	43	2,735
Panera Bread Co. - Class A (c)	5	757
Papa John’s International Inc.	3	184
Penn National Gaming Inc. (c) (d)	12	640
PetSmart Inc.	17	1,325
Pier 1 Imports Inc.	18	352
Priceline.com Inc. (c) (d)	9	8,742
Regal Entertainment Group - Class A (d)	13	244
Rent-A-Center Inc.	9	333
Ross Stores Inc.	36	2,644
Royal Caribbean Cruises Ltd.	28	1,068
Saks Inc. (c) (d)	18	284
Sally Beauty Holdings Inc. (c)	25	642
Scripps Networks Interactive Inc. - Class A	18	1,430
Sears Holdings Corp. (c) (d)	7	443
Service Corp. International	36	674
Shutterfly Inc. (c)	6	358
Signet Jewelers Ltd.	14	984
Sinclair Broadcast Group Inc. - Class A	12	414
Sirius XM Radio Inc. (d)	528	2,042
Six Flags Entertainment Corp.	16	555
Sotheby’s - Class A	12	576
Staples Inc.	111	1,620
Starbucks Corp.	126	9,711
Starwood Hotels & Resorts Worldwide Inc.	33	2,170
Starz - Liberty Capital - Class A (c)	15	434
Target Corp.	106	6,778
Tiffany & Co.	18	1,410
Time Warner Cable Inc.	48	5,352
Time Warner Inc.	154	10,166
TJX Cos. Inc.	120	6,770
Tractor Supply Co.	23	1,569
TripAdvisor Inc. (c)	19	1,415
Twenty-First Century Fox Inc. - Class A	334	11,172
Ulta Salon Cosmetics & Fragrance Inc. (c)	11	1,274
Urban Outfitters Inc. (c)	19	690
Vail Resorts Inc.	6	430
Viacom Inc. - Class B	73	6,088
Vitamin Shoppe Inc. (c)	5	216
Walt Disney Co.	279	17,995
Washington Post Co. - Class B	1	435
Weight Watchers International Inc. (d)	5	179
Wendy’s Co.	47	399
Williams-Sonoma Inc.	15	857
WMS Industries Inc. (c)	9	242
Wyndham Worldwide Corp.	22	1,356
Wynn Resorts Ltd.	14	2,141
Yum! Brands Inc.	75	5,346
		307,209
CONSUMER STAPLES - 15.1%
Casey’s General Stores Inc.	7	489

See accompanying Notes to Schedules of Investments.

	Shares	Value
Costco Wholesale Corp.	73	8,440
CVS Caremark Corp.	206	11,706
Harris Teeter Supermarkets Inc.	9	424
Kroger Co.	87	3,506
Rite Aid Corp. (c)	143	681
Safeway Inc.	40	1,289
Sysco Corp.	99	3,140
The Fresh Market Inc. (c)	7	319
United Natural Foods Inc. (c)	8	556
Wal-Mart Stores Inc.	273	20,220
Walgreen Co.	146	7,852
Whole Foods Market Inc.	62	3,655
		62,277
HEALTH CARE - 2.9%
AmerisourceBergen Corp.	39	2,365
Cardinal Health Inc.	57	2,968
Chemed Corp. (d)	3	219
McKesson Corp.	38	4,922
Omnicare Inc.	18	988
VCA Antech Inc. (c)	14	391
		11,853
INDUSTRIALS - 3.8%
Alaska Air Group Inc.	12	751
Avis Budget Group Inc. (c)	19	534
Beacon Roofing Supply Inc. (c)	8	295
Copart Inc. (c)	19	607
Delta Air Lines Inc.	144	3,394
Dun & Bradstreet Corp.	6	663
Hertz Global Holdings Inc. (c)	62	1,385
IHS Inc. - Class A (c)	11	1,210
JetBlue Airways Corp. (c) (d)	38	256
KAR Auction Services Inc.	15	430
Nielsen Holdings NV	37	1,337
Rollins Inc.	11	298
Southwest Airlines Co.	118	1,721
Spirit Airlines Inc. (c)	12	423
United Continental Holdings Inc. (c)	60	1,831
US Airways Group Inc. (c) (d)	33	625
		15,760
INFORMATION TECHNOLOGY - 3.1%
Acxiom Corp. (c)	13	364
Dolby Laboratories Inc. - Class A (d)	8	288
eBay Inc. (c)	196	10,914
FactSet Research Systems Inc. (d)	7	753
OpenTable Inc. (c)	4	267
ValueClick Inc. (c)	12	241
		12,827
Total Common Stocks (cost $334,860)		409,926

SHORT TERM INVESTMENTS - 1.6%
Investment Company - 0.3%
JNL Money Market Fund, 0.01% (a) (b)	1,058	1,058
Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	5,205	5,205

Total Short Term Investments (cost $6,263)		6,263
Total Investments - 101.2% (cost $341,123)		416,189
Other Assets and Liabilities, Net - (1.2%)		(4,777)
Total Net Assets - 100.0%		$411,412

JNL/Mellon Capital Financial Sector Fund

COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 0.6%
McGraw-Hill Cos. Inc.	35	$2,277
FINANCIALS - 93.6%
ACE Ltd.	43	4,015
Affiliated Managers Group Inc. (c)	7	1,213
AFLAC Inc.	59	3,635
Alexander & Baldwin Inc. (c)	5	187
Alexandria Real Estate Equities Inc.	9	578
Alleghany Corp. (c)	2	857
Allied World Assurance Co. Holdings Ltd.	4	422
Allstate Corp.	59	2,962
Altisource Portfolio Solutions SA (c)	2	309
American Campus Communities Inc.	13	436
American Capital Agency Corp.	49	1,113
American Express Co.	117	8,828
American Financial Group Inc.	9	512
American International Group Inc.	186	9,046
American Realty Capital Properties Inc. (d)	23	283
American Tower Corp.	50	3,692
Ameriprise Financial Inc.	25	2,297
Annaly Capital Management Inc.	119	1,381
Aon Plc - Class A	39	2,878
Apartment Investment & Management Co. - Class A	19	522
Arch Capital Group Ltd. (c)	15	791
Argo Group International Holdings Ltd.	3	139
ARMOUR Residential REIT Inc.	50	211
Arthur J Gallagher & Co.	16	692
Aspen Insurance Holdings Ltd.	9	323
Associated Bancorp (d)	21	320
Assurant Inc.	9	510
Assured Guaranty Ltd.	24	444
AvalonBay Communities Inc.	15	1,937
Axis Capital Holdings Ltd.	14	592
BancorpSouth Inc.	10	208
Bank of America Corp.	1,353	18,675
Bank of Hawaii Corp.	6	312
Bank of New York Mellon Corp. (a)	145	4,376
BB&T Corp.	89	2,996
Berkshire Hathaway Inc. - Class B (c)	227	25,734
BioMed Realty Trust Inc.	23	435
BlackRock Inc.	16	4,283
BOK Financial Corp.	3	204
Boston Properties Inc.	19	2,056
Brandywine Realty Trust	19	254
BRE Properties Inc. - Class A	10	504
Brown & Brown Inc.	15	475
Camden Property Trust	10	644
Capital One Financial Corp.	74	5,055
CapitalSource Inc.	24	289
Capitol Federal Financial Inc.	17	213
Cash America International Inc. (d)	3	151
Cathay General Bancorp	9	210
CBL & Associates Properties Inc.	22	413
CBOE Holdings Inc.	11	496
CBRE Group Inc. - Class A (c)	34	798
Charles Schwab Corp.	145	3,068
Chimera Investment Corp.	129	391
Chubb Corp.	32	2,892
Cincinnati Financial Corp.	19	879
CIT Group Inc. (c)	25	1,240
Citigroup Inc.	383	18,582
City National Corp.	6	385
CME Group Inc.	40	2,920

See accompanying Notes to Schedules of Investments.

	Shares	Value
CNO Financial Group Inc.	27	390
Cole Real Estate Investment Inc.	53	651
Colonial Properties Trust	10	223
Comerica Inc.	24	933
Commerce Bancshares Inc.	10	421
CommonWealth REIT	15	336
Corporate Office Properties Trust	11	245
CubeSmart	15	273
Cullen/Frost Bankers Inc. (d)	7	518
CYS Investments Inc.	21	167
DCT Industrial Trust Inc.	38	275
DDR Corp. (d)	33	517
DiamondRock Hospitality Co.	25	265
Digital Realty Trust Inc. (d)	16	863
Discover Financial Services	61	3,083
Douglas Emmett Inc.	16	381
Duke Realty Corp.	41	636
DuPont Fabros Technology Inc. (d)	8	200
E*TRADE Financial Corp. (c)	35	580
East West Bancorp Inc.	18	560
EastGroup Properties Inc.	4	214
Eaton Vance Corp.	15	582
Endurance Specialty Holdings Ltd.	6	304
EPR Properties	6	301
Equity Lifestyle Properties Inc.	10	335
Equity Residential	42	2,259
Erie Indemnity Co. - Class A	3	218
Essex Property Trust Inc.	5	694
Everest Re Group Ltd.	6	915
Extra Space Storage Inc.	13	615
Federal Realty Investment Trust	8	838
Federated Investors Inc. - Class B (d)	12	316
Fidelity National Financial Inc. - Class A	27	728
Fifth Third Bancorp	112	2,015
Financial Engines Inc.	6	378
First American Financial Corp.	13	324
First Financial Bankshares Inc. (d)	4	213
First Horizon National Corp.	30	327
First Niagara Financial Group Inc.	43	450
First Republic Bank	16	732
FirstMerit Corp.	21	463
FNB Corp.	17	208
Forest City Enterprises Inc. - Class A (c)	20	381
Franklin Resources Inc.	51	2,592
Franklin Street Properties Corp.	12	153
Fulton Financial Corp.	26	298
General Growth Properties Inc.	70	1,341
Genworth Financial Inc. - Class A (c)	61	779
Glacier Bancorp Inc.	10	237
Goldman Sachs Group Inc.	53	8,326
Greenhill & Co. Inc.	3	154
Hancock Holding Co.	10	329
Hanover Insurance Group Inc.	6	320
Hartford Financial Services Group Inc.	57	1,777
Hatteras Financial Corp.	12	223
HCC Insurance Holdings Inc.	13	563
HCP Inc.	57	2,351
Health Care REIT Inc.	36	2,257
Healthcare Realty Trust Inc.	12	278
Highwoods Properties Inc.	12	409
Home Properties Inc.	7	417
Hospitality Properties Trust	18	495
Host Hotels & Resorts Inc.	95	1,673
Howard Hughes Corp. (c)	4	449
Hudson City Bancorp Inc.	59	534
Huntington Bancshares Inc.	107	882
IberiaBank Corp.	3	181
ING US Inc.	8	247
IntercontinentalExchange Inc. (c) (d)	9	1,658
International Bancshares Corp.	7	160
Invesco Ltd.	56	1,777
Invesco Mortgage Capital Inc.	17	255
Janus Capital Group Inc. (d)	19	158
Jones Lang LaSalle Inc.	6	496
JPMorgan Chase & Co.	474	24,508
Kemper Corp.	7	231
KeyCorp	114	1,300
Kilroy Realty Corp.	10	515
Kimco Realty Corp.	52	1,040
LaSalle Hotel Properties	12	336
Legg Mason Inc.	14	457
Lexington Realty Trust (d)	24	273
Liberty Property Trust (d)	18	645
Lincoln National Corp.	33	1,398
Loews Corp.	38	1,799
LPL Financial Holdings Inc.	10	397
M&T Bank Corp. (d)	16	1,818
Macerich Co.	18	1,003
Mack-Cali Realty Corp.	11	244
Markel Corp. (c)	2	917
Marsh & McLennan Cos. Inc.	69	3,018
MB Financial Inc. (d)	7	188
MBIA Inc. (c)	17	173
Medical Properties Trust Inc.	20	238
Mercury General Corp.	4	207
MetLife Inc.	141	6,625
MFA Financial Inc.	47	351
MGIC Investment Corp. (c)	42	304
Mid-America Apartment Communities Inc.	6	346
Montpelier Re Holdings Ltd.	7	182
Moody’s Corp.	24	1,711
Morgan Stanley	175	4,708
MSCI Inc. - Class A (c)	15	601
NASDAQ OMX Group Inc.	15	488
National Penn Bancshares Inc.	15	150
National Retail Properties Inc. (d)	15	490
New York Community Bancorp Inc. (d)	56	844
Northern Trust Corp.	28	1,548
NYSE Euronext	31	1,289
Ocwen Financial Corp. (c)	15	824
Old National Bancorp	13	181
Old Republic International Corp.	31	479
Omega Healthcare Investors Inc. (d)	14	432
PartnerRe Ltd.	6	595
People’s United Financial Inc.	39	565
Piedmont Office Realty Trust Inc. - Class A (d)	20	353
Platinum Underwriters Holdings Ltd.	4	213
Plum Creek Timber Co. Inc.	21	965
PNC Financial Services Group Inc.	67	4,838
Popular Inc. (c)	12	328
Portfolio Recovery Associates Inc. (c)	6	376
Post Properties Inc.	7	303
Potlatch Corp.	5	216
Primerica Inc.	7	285
Principal Financial Group Inc.	34	1,465
PrivateBancorp Inc.	8	162
ProAssurance Corp.	8	363
Progressive Corp.	69	1,890
ProLogis Inc.	63	2,366
Prosperity Bancshares Inc. (d)	7	444
Protective Life Corp.	10	432
Prudential Financial Inc.	59	4,571
Public Storage	18	2,925
Radian Group Inc. (d)	21	298
Raymond James Financial Inc.	16	651
Rayonier Inc.	16	887

See accompanying Notes to Schedules of Investments.

	Shares	Value
Realogy Holdings Corp. (c)	18	783
Realty Income Corp. (d)	24	967
Redwood Trust Inc. (d)	10	200
Regency Centers Corp.	12	566
Regions Financial Corp.	177	1,639
Reinsurance Group of America Inc.	9	620
RenaissanceRe Holdings Ltd.	6	519
Retail Properties of America Inc. - Class A (d)	23	322
RLI Corp.	2	187
RLJ Lodging Trust	15	361
Ryman Hospitality Properties (d)	6	222
SEI Investments Co.	18	570
Selective Insurance Group	7	167
Senior Housing Properties Trust	23	544
Signature Bank (c)	6	529
Simon Property Group Inc.	39	5,778
SL Green Realty Corp.	12	1,033
SLM Corp.	56	1,391
Sovran Self Storage Inc.	4	295
Spirit Realty Capital Inc.	45	413
St. Joe Co. (c) (d)	12	230
StanCorp Financial Group Inc. (d)	6	306
Starwood Property Trust Inc.	24	571
State Street Corp.	56	3,697
Stifel Financial Corp. (c)	7	296
Sunstone Hotel Investors Inc.	21	263
SunTrust Banks Inc.	67	2,186
Susquehanna Bancshares Inc.	24	307
SVB Financial Group (c)	6	485
Synovus Financial Corp.	119	392
T. Rowe Price Group Inc.	33	2,360
Tanger Factory Outlet Centers Inc.	12	400
Taubman Centers Inc.	8	529
TCF Financial Corp.	20	285
TD Ameritrade Holding Corp.	30	785
Texas Capital Bancshares Inc. (c) (d)	5	249
Torchmark Corp.	12	848
Travelers Cos. Inc.	47	3,986
Trustmark Corp.	8	210
Two Harbors Investment Corp.	45	435
U.S. Bancorp	232	8,477
UDR Inc.	31	734
UMB Financial Corp.	5	260
Umpqua Holdings Corp. (d)	14	231
United Bankshares Inc. (d)	6	168
Unum Group	34	1,032
Validus Holdings Ltd.	13	492
Valley National Bancorp (d)	24	236
Ventas Inc.	37	2,255
Vornado Realty Trust (d)	22	1,841
Waddell & Reed Financial Inc. - Class A	11	542
Washington Federal Inc.	12	258
Washington REIT	9	218
Webster Financial Corp.	11	283
Weingarten Realty Investors	14	402
Wells Fargo & Co.	609	25,148
Westamerica Bancorp (d)	3	158
Weyerhaeuser Co.	74	2,105
White Mountains Insurance Group Ltd.	1	383
Willis Group Holdings Plc	22	953
Wintrust Financial Corp.	5	199
WP Carey Inc. (d)	7	447
WR Berkley Corp.	14	606
XL Group Plc	36	1,110
Zions Bancorp	23	626
		380,198
INDUSTRIALS - 0.2%
Corrections Corp. of America	14	496
Geo Group Inc.	9	285
		781
INFORMATION TECHNOLOGY - 5.5%
MasterCard Inc. - Class A	13	8,794
Visa Inc. - Class A	65	12,427
Western Union Co.	69	1,288
		22,509
Total Common Stocks (cost $337,896)		405,765

SHORT TERM INVESTMENTS - 2.9%
Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	11,717	11,717

Total Short Term Investments (cost $11,717)		11,717

Total Investments - 102.8% (cost $349,613)		417,482
Other Assets and Liabilities, Net - (2.8%)		(11,493)
Total Net Assets - 100.0%		$405,989

JNL/Mellon Capital Healthcare Sector Fund

COMMON STOCKS - 99.8%
HEALTH CARE - 99.7%
Abbott Laboratories	651	$21,616
AbbVie Inc.	664	29,705
Acorda Therapeutics Inc. (c)	16	553
Actavis Inc. (c)	55	7,972
Aegerion Pharmaceuticals Inc. (c)	10	859
Aetna Inc.	155	9,924
Alere Inc. (c)	31	940
Alexion Pharmaceuticals Inc. (c)	82	9,540
Align Technology Inc. (c)	29	1,416
Alkermes Plc (c)	56	1,876
Allergan Inc.	124	11,202
Alnylam Pharmaceuticals Inc. (c)	22	1,399
Amgen Inc.	316	35,318
Arena Pharmaceuticals Inc. (c) (d)	90	475
Ariad Pharmaceuticals Inc. (c)	77	1,413
Baxter International Inc.	228	14,953
Becton Dickinson & Co.	82	8,162
Bio-Rad Laboratories Inc. - Class A (c)	8	976
Biogen Idec Inc. (c)	100	23,976
BioMarin Pharmaceutical Inc. (c)	59	4,268
Boston Scientific Corp. (c)	565	6,631
Bristol-Myers Squibb Co.	690	31,913
Brookdale Senior Living Inc. (c)	43	1,122
CareFusion Corp. (c)	90	3,334
Celgene Corp. (c)	172	26,524
Centene Corp. (c)	23	1,451
Cepheid Inc. (c) (d)	28	1,085
Charles River Laboratories International Inc. (c)	20	941
CIGNA Corp.	118	9,057
Community Health Systems Inc.	39	1,615
Cooper Cos. Inc.	20	2,630
Covance Inc. (c)	23	1,989
Covidien Plc	192	11,676
CR Bard Inc.	33	3,787
Cubist Pharmaceuticals Inc. (c)	27	1,719
DaVita HealthCare Partners Inc. (c)	73	4,170
Dentsply International Inc.	60	2,593

See accompanying Notes to Schedules of Investments.

	Shares	Value
Edwards Lifesciences Corp. (c)	46	3,233
Eli Lilly & Co.	415	20,911
Endo Pharmaceuticals Holdings Inc. (c)	49	2,215
Express Scripts Holding Co. (c)	341	21,080
Forest Laboratories Inc. (c)	98	4,187
Gilead Sciences Inc. (c)	641	40,278
Haemonetics Corp. (c)	22	876
HCA Holdings Inc.	111	4,765
Health Management Associates Inc. - Class A (c)	110	1,408
Health Net Inc. (c)	34	1,074
HealthSouth Corp.	36	1,237
Henry Schein Inc. (c)	36	3,772
Hill-Rom Holdings Inc.	26	936
HMS Holdings Corp. (c)	37	797
Hologic Inc. (c)	113	2,336
Hospira Inc. (c)	69	2,704
Humana Inc.	65	6,087
Idexx Laboratories Inc. (c) (d)	22	2,188
Illumina Inc. (c) (d)	52	4,222
Impax Laboratories Inc. (c)	27	555
Incyte Corp. (c)	58	2,210
Intuitive Surgical Inc. (c)	17	6,251
Isis Pharmaceuticals Inc. (c) (d)	47	1,776
Jazz Pharmaceuticals Plc (c)	22	2,033
Johnson & Johnson	1,179	102,247
Laboratory Corp. of America Holdings (c)	38	3,727
Life Technologies Corp. (c)	73	5,441
LifePoint Hospitals Inc. (c)	19	893
Magellan Health Services Inc. (c)	12	708
Mallinckrodt Plc (c) (d)	23	1,033
Masimo Corp.	20	533
Medivation Inc. (c)	32	1,932
MEDNAX Inc. (c)	22	2,171
Medtronic Inc.	418	22,258
Merck & Co. Inc.	1,225	58,327
Mylan Inc. (c)	160	6,093
Myriad Genetics Inc. (c) (d)	35	831
Nektar Therapeutics (c)	45	474
Onyx Pharmaceuticals Inc. (c)	30	3,754
Owens & Minor Inc. (d)	28	956
PAREXEL International Corp. (c)	24	1,199
Patterson Cos. Inc.	35	1,403
PDL BioPharma Inc. (d)	59	468
Perrigo Co. (d)	39	4,824
Pfizer Inc.	2,771	79,558
Pharmacyclics Inc. (c)	28	3,825
Quest Diagnostics Inc. (d)	63	3,915
Questcor Pharmaceuticals Inc.	23	1,341
Regeneron Pharmaceuticals Inc. (c)	33	10,249
ResMed Inc. (d)	60	3,147
Salix Pharmaceuticals Ltd. (c)	26	1,708
Seattle Genetics Inc. (c) (d)	46	2,015
Sirona Dental Systems Inc. (c)	23	1,548
St. Jude Medical Inc.	119	6,403
STERIS Corp.	24	1,023
Stryker Corp.	124	8,359
Team Health Holdings Inc. (c)	29	1,090
Techne Corp.	14	1,130
Teleflex Inc.	18	1,454
Tenet Healthcare Corp. (c)	43	1,760
Theravance Inc. (c) (d)	28	1,150
Thermo Fisher Scientific Inc.	151	13,935
Thoratec Corp. (c)	25	941
United Therapeutics Corp. (c)	19	1,534
UnitedHealth Group Inc.	426	30,496
Universal Health Services Inc. - Class B	37	2,788
Varian Medical Systems Inc. (c)	45	3,387
Vertex Pharmaceuticals Inc. (c)	97	7,336
ViroPharma Inc. (c)	27	1,059
Vivus Inc. (c) (d)	41	382
Warner Chilcott Plc - Class A	104	2,379
Waters Corp. (c)	36	3,800
WellCare Health Plans Inc. (c)	18	1,262
WellPoint Inc.	125	10,413
West Pharmaceutical Services Inc.	30	1,246
Zimmer Holdings Inc.	71	5,862
Zoetis Inc. - Class A	209	6,514
		878,192
INDUSTRIALS - 0.1%
Healthcare Services Group Inc. (d)	30	765

Total Common Stocks (cost $690,479)		878,957

SHORT TERM INVESTMENTS - 3.3%
Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (b)	6,431	6,431
Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	23,157	23,157

Total Short Term Investments (cost $29,588)		29,588
Total Investments - 103.1% (cost $720,067)		908,545
Other Assets and Liabilities, Net - (3.1%)		(27,628)
Total Net Assets - 100.0%		$880,917

JNL/Mellon Capital Oil & Gas Sector Fund

COMMON STOCKS - 99.8%
ENERGY - 99.0%
Anadarko Petroleum Corp.	306	$28,419
Apache Corp.	245	20,840
Atwood Oceanics Inc. (c)	35	1,941
Baker Hughes Inc.	269	13,214
Berry Petroleum Co. - Class A	29	1,255
Bristow Group Inc.	22	1,570
Cabot Oil & Gas Corp. - Class A	255	9,522
Cameron International Corp. (c)	150	8,771
CARBO Ceramics Inc. (d)	13	1,243
Cheniere Energy Inc. (c)	134	4,576
Chesapeake Energy Corp. (d)	307	7,939
Chevron Corp.	1,174	142,598
Cimarex Energy Co.	53	5,109
Cobalt International Energy Inc. (c)	177	4,410
Concho Resources Inc. (c)	63	6,885
ConocoPhillips	744	51,702
Continental Resources Inc. (c) (d)	26	2,754
Core Laboratories NV	28	4,760
Denbury Resources Inc. (c)	229	4,220
Devon Energy Corp.	231	13,360
Diamond Offshore Drilling Inc. (d)	41	2,582
Dresser-Rand Group Inc. (c)	45	2,833
Dril-Quip Inc. (c)	24	2,744
Energen Corp.	45	3,400
Energy XXI Bermuda Ltd. (d)	47	1,432
Ensco Plc - Class A	142	7,629
EOG Resources Inc.	166	28,045
EQT Corp.	92	8,131
EXCO Resources Inc. (d)	94	634
Exterran Holdings Inc. (c)	35	954
Exxon Mobil Corp.	2,674	230,059

See accompanying Notes to Schedules of Investments.

	Shares	Value
FMC Technologies Inc. (c)	143	7,951
Gulfport Energy Corp. (c)	46	2,929
Halliburton Co.	513	24,707
Helix Energy Solutions Group Inc. (c)	59	1,492
Helmerich & Payne Inc.	65	4,501
Hess Corp.	175	13,526
HollyFrontier Corp.	121	5,099
Kinder Morgan Inc.	407	14,485
Kodiak Oil & Gas Corp. (c)	165	1,989
Marathon Oil Corp.	431	15,040
Marathon Petroleum Corp.	190	12,206
McDermott International Inc. (c)	148	1,099
Murphy Oil Corp.	108	6,543
Nabors Industries Ltd.	156	2,511
National Oilwell Varco Inc.	259	20,252
Newfield Exploration Co. (c)	83	2,279
Noble Corp.	155	5,841
Noble Energy Inc.	218	14,629
Oasis Petroleum Inc. (c) (d)	52	2,542
Occidental Petroleum Corp.	490	45,843
Oceaneering International Inc.	66	5,381
Oil States International Inc. (c)	34	3,500
Patterson-UTI Energy Inc.	90	1,924
Phillips 66	371	21,435
Pioneer Natural Resources Co.	84	15,833
QEP Resources Inc.	109	3,016
Range Resources Corp.	99	7,541
Rosetta Resources Inc. (c)	36	1,986
Rowan Cos. Plc - Class A (c)	76	2,784
SandRidge Energy Inc. (c) (d)	222	1,302
Schlumberger Ltd.	804	71,023
SEACOR Holdings Inc.	11	1,033
SemGroup Corp. - Class A	25	1,431
SM Energy Co.	40	3,050
Southwestern Energy Co. (c)	213	7,750
Superior Energy Services Inc. (c)	97	2,434
Tesoro Corp.	84	3,673
Tidewater Inc.	31	1,817
Transocean Ltd.	205	9,134
Ultra Petroleum Corp. (c) (d)	94	1,930
Unit Corp. (c)	26	1,214
Valero Energy Corp.	332	11,323
Weatherford International Ltd. (c)	467	7,158
Western Refining Inc. (d)	35	1,059
Whiting Petroleum Corp. (c)	73	4,390
Williams Cos. Inc.	415	15,096
WPX Energy Inc. (c)	122	2,356
		1,039,568
INDUSTRIALS - 0.2%
Chart Industries Inc. (c)	18	2,225
INFORMATION TECHNOLOGY - 0.2%
First Solar Inc. (c)	41	1,654
UTILITIES - 0.4%
OGE Energy Corp.	122	4,390

Total Common Stocks (cost $858,383)		1,047,837

SHORT TERM INVESTMENTS - 1.6%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	2,530	2,530
Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	14,737	14,737

Total Short Term Investments (cost $17,267)		17,267
Total Investments - 101.4% (cost $875,650)		1,065,104
Other Assets and Liabilities, Net - (1.4%)		(14,796)
Total Net Assets - 100.0%		$1,050,308

JNL/Mellon Capital Technology Sector Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 0.4%
Garmin Ltd. (d)	23	$1,043
Pandora Media Inc. (c) (d)	27	667
		1,710
HEALTH CARE - 0.9%
Allscripts-Misys Healthcare Solutions Inc. (c)	30	449
athenahealth Inc. (c) (d)	7	779
Cerner Corp. (c)	56	2,946
Medidata Solutions Inc. (c)	5	479
		4,653
INDUSTRIALS - 0.1%
Pitney Bowes Inc. (d)	38	698
INFORMATION TECHNOLOGY - 98.3%
3D Systems Corp. (c) (d)	18	982
ACI Worldwide Inc. (c)	8	407
Adobe Systems Inc. (c)	89	4,617
ADTRAN Inc.	11	295
Advanced Micro Devices Inc. (c) (d)	117	445
Akamai Technologies Inc. (c)	34	1,750
Altera Corp.	61	2,256
Amdocs Ltd.	31	1,126
Analog Devices Inc.	59	2,778
Ansys Inc. (c)	18	1,520
AOL Inc.	15	505
Apple Inc.	173	82,657
Applied Materials Inc.	229	4,009
Arris Group Inc. (c)	22	372
Aruba Networks Inc. (c)	21	358
Aspen Technology Inc. (c)	18	635
Atmel Corp. (c)	81	605
Autodesk Inc. (c)	42	1,745
Avago Technologies Ltd.	47	2,037
Broadcom Corp. - Class A	105	2,735
Brocade Communications Systems Inc. (c)	88	706
CA Inc.	62	1,850
CACI International Inc. - Class A (c) (d)	5	314
Cadence Design Systems Inc. (c)	56	750
Cavium Inc. (c)	10	404
Ciena Corp. (c) (d)	20	497
Cirrus Logic Inc. (c) (d)	12	274
Cisco Systems Inc.	1,023	23,967
Citrix Systems Inc. (c)	36	2,514
Cognizant Technology Solutions Corp. - Class A (c)	57	4,703
CommVault Systems Inc. (c)	8	741
Computer Sciences Corp.	28	1,452
Compuware Corp.	41	457
Concur Technologies Inc. (c) (d)	9	992
Corning Inc.	278	4,050
Cree Inc. (c)	23	1,379

See accompanying Notes to Schedules of Investments.

	Shares	Value
Cypress Semiconductor Corp. (d)	27	248
Dell Inc.	279	3,841
Diebold Inc.	12	357
DST Systems Inc.	6	432
Electronics for Imaging Inc. (c)	9	283
EMC Corp.	397	10,154
Equinix Inc. (c)	9	1,723
F5 Networks Inc. (c)	15	1,277
Facebook Inc. - Class A (c)	311	15,648
Fair Isaac Corp.	7	383
Fairchild Semiconductor International Inc. (c)	24	336
Finisar Corp. (c)	18	417
Fortinet Inc. (c)	26	535
Gartner Inc. - Class A (c)	18	1,062
Google Inc. - Class A (c)	53	46,762
Guidewire Software Inc. (c)	11	521
Harris Corp.	20	1,206
Hewlett-Packard Co.	367	7,699
Hittite Microwave Corp. (c)	6	399
IAC/InterActiveCorp.	15	793
Informatica Corp. (c)	21	822
Ingram Micro Inc. - Class A (c)	30	691
Integrated Device Technology Inc. (c)	26	245
Intel Corp.	951	21,795
InterDigital Inc. (d)	8	298
International Business Machines Corp.	197	36,392
International Rectifier Corp. (c)	14	337
Intuit Inc.	57	3,762
j2 Global Inc. (d)	8	417
JDS Uniphase Corp. (c)	47	684
Juniper Networks Inc. (c)	96	1,913
KLA-Tencor Corp.	31	1,917
Lam Research Corp. (c)	31	1,587
Leidos Holdings Inc.	14	632
Lexmark International Inc. - Class A (d)	12	399
Linear Technology Corp.	44	1,757
LSI Corp.	104	813
Marvell Technology Group Ltd.	78	894
Maxim Integrated Products Inc.	55	1,649
Mentor Graphics Corp.	19	450
Microchip Technology Inc. (d)	37	1,510
Micron Technology Inc. (c)	197	3,447
MICROS Systems Inc. (c) (d)	15	727
Microsemi Corp. (c)	18	430
Microsoft Corp.	1,447	48,189
Motorola Solutions Inc.	45	2,678
NCR Corp. (c)	32	1,250
NetApp Inc.	65	2,754
NetSuite Inc. (c)	6	616
Nuance Communications Inc. (c)	51	946
Nvidia Corp.	110	1,711
ON Semiconductor Corp. (c)	88	641
Oracle Corp.	681	22,575
Palo Alto Networks Inc. (c)	9	397
Plantronics Inc.	8	380
PMC - Sierra Inc. (c) (d)	40	267
Polycom Inc. (c)	32	352
Progress Software Corp. (c)	11	289
PTC Inc. (c)	23	646
QLIK Technologies Inc. (c)	16	559
QUALCOMM Inc.	327	22,055
Rackspace Hosting Inc. (c)	22	1,135
Red Hat Inc. (c)	36	1,660
RF Micro Devices Inc. (c)	54	302
Riverbed Technology Inc. (c)	31	458
Rovi Corp. (c)	20	384
Salesforce.com Inc. (c)	105	5,437
SanDisk Corp.	46	2,719
Science Applications International Corp. (c) (d)	8	268
Seagate Technology	59	2,582
Semtech Corp. (c)	13	388
ServiceNow Inc. (c)	19	995
Silicon Laboratories Inc. (c)	8	324
Skyworks Solutions Inc. (c)	36	887
SolarWinds Inc. (c)	13	444
Solera Holdings Inc.	13	691
Sourcefire Inc. (c)	6	456
Splunk Inc. (c)	15	921
SS&C Technologies Holdings Inc. (c)	11	426
SunEdison Inc. (c)	47	372
Symantec Corp.	133	3,286
Synaptics Inc. (c)	6	271
Synopsys Inc. (c)	29	1,106
Tech Data Corp. (c)	7	359
Teradata Corp. (c)	31	1,718
Teradyne Inc. (c)	36	601
Texas Instruments Inc.	210	8,467
TIBCO Software Inc. (c)	29	744
Tyler Technologies Inc. (c)	5	473
Ultimate Software Group Inc. (c)	5	799
Vantiv Inc. - Class A (c)	21	577
VeriFone Holdings Inc. (c)	21	475
VeriSign Inc. (c)	26	1,309
ViaSat Inc. (c)	8	527
VMware Inc. - Class A (c)	16	1,320
Western Digital Corp.	40	2,542
Workday Inc. - Class A (c)	6	486
Xerox Corp.	220	2,269
Xilinx Inc.	51	2,371
Yahoo! Inc. (c)	181	6,010
		497,392
Total Common Stocks (cost $421,158)		504,453

SHORT TERM INVESTMENTS - 2.1%
Investment Company - 0.3%
JNL Money Market Fund, 0.01% (a) (b)	1,516	1,516
Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	8,798	8,798

Total Short Term Investments (cost $10,314)		10,314
Total Investments - 101.8% (cost $431,472)		514,767
Other Assets and Liabilities, Net - (1.8%)		(8,903)
Total Net Assets - 100.0%		$505,864

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

(a)         Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of September 30, 2013.

(c)          Non-income producing security.

(d)         All or portion of the security was on loan.

(e)          Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees (“Board”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to Schedules of Investments.

Abbreviations:

“-”  Amount rounds to less than one thousand

ADR - American Depositary Receipt

MSCI - Morgan Stanley Capital International

NYRS - New York Registry Shares

REIT- Real Estate Investment Trust

Security Valuation - Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board”) has delegated the daily operational oversight of the securities valuation function to Jackson National Asset Management, LLC’s (“Adviser” or “JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The securities lending collateral fund, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

entitlement values.  Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities as of September 30, 2013 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Mellon Capital Dow 10 Fund
Common Stocks	$548,703	$—	$—	$548,703
Short Term Investments	2,889	—	—	2,889
Fund Total	$551,592	$—	$—	$551,592
JNL/Mellon Capital Global 15 Fund
Common Stocks	$142,520	$270,729	$—	$413,249
Short Term Investments	27	—	—	27
Fund Total	$142,547	$270,729	$—	$413,276
JNL/Mellon Capital Nasdaq 25 Fund
Common Stocks	$515,850	$—	$—	$515,850
Short Term Investments	2,212	—	—	2,212
Fund Total	$518,062	$—	$—	$518,062
JNL/Mellon Capital Value Line 30 Fund
Common Stocks	$767,627	$—	$—	$767,627
Short Term Investments	15,325	—	—	15,325
Fund Total	$782,952	$—	$—	$782,952
JNL/Mellon Capital S&P 24 Fund
Common Stocks	$939,743	$—	$—	$939,743
Short Term Investments	417	—	—	417
Fund Total	$940,160	$—	$—	$940,160
JNL/Mellon Capital S&P SMid 60 Fund
Common Stocks	$595,938	$—	$—	$595,938
Short Term Investments	36,836	—	—	36,836
Fund Total	$632,774	$—	$—	$632,774
JNL/Mellon Capital NYSE International 25 Fund
Common Stocks	$72,826	$2,682	$—	$75,508
Short Term Investments	20,764	—	—	20,764
Fund Total	$93,590	$2,682	$—	$96,272
JNL/Mellon Capital 25 Fund
Common Stocks	$924,321	$—	$—	$924,321
Short Term Investments	101,514	—	—	101,514
Fund Total	$1,025,835	$—	$—	$1,025,835
JNL/Mellon Capital JNL 5 Fund
Common Stocks	$2,933,899	$404,850	$—	$3,338,749
Short Term Investments	88,007	—	—	88,007
Fund Total	$3,021,906	$404,850	$—	$3,426,756

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital JNL Optimized 5 Fund
Common Stocks	$284,934	$125,882	$—	$410,816
Rights	62	—	—	62
Short Term Investments	6,643	—	—	6,643
Fund Total	$291,639	$125,882	$—	$417,521
JNL/Mellon Capital Communications Sector Fund
Common Stocks	$119,332	$—	$—	$119,332
Short Term Investments	14,153	—	—	14,153
Fund Total	$133,485	$—	$—	$133,485
JNL/Mellon Capital Consumer Brands Sector Fund
Common Stocks	$409,926	$—	$—	$409,926
Short Term Investments	6,263	—	—	6,263
Fund Total	$416,189	$—	$—	$416,189
JNL/Mellon Capital Financial Sector Fund
Common Stocks	$405,765	$—	$—	$405,765
Short Term Investments	11,717	—	—	11,717
Fund Total	$417,482	$—	$—	$417,482
JNL/Mellon Capital Healthcare Sector Fund
Common Stocks	$878,957	$—	$—	$878,957
Short Term Investments	29,588	—	—	29,588
Fund Total	$908,545	$—	$—	$908,545
JNL/Mellon Capital Oil & Gas Sector Fund
Common Stocks	$1,047,837	$—	$—	$1,047,837
Short Term Investments	17,267	—	—	17,267
Fund Total	$1,065,104	$—	$—	$1,065,104
JNL/Mellon Capital Technology Sector Fund
Common Stocks	$504,453	$—	$—	$504,453
Short Term Investments	10,314	—	—	10,314
Fund Total	$514,767	$—	$—	$514,767

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2013.

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  The Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Funds.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Investments in Affiliates — During the period ended September 30, 2013, certain Funds invested in a money market fund, which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC is reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.

The following table details cash management investments in affiliates held at September 30, 2013.  Purchase and sales proceeds are not shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2013.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Dow 10 Fund	$135	$2,889	$—
JNL/Mellon Capital Global 15 Fund	—	27	—
JNL/Mellon Capital Nasdaq 25 Fund	434	573	—
JNL/Mellon Capital Value Line 30 Fund	1,269	—	—
JNL/Mellon Capital S&P 24 Fund	2,429	417	—
JNL/Mellon Capital S&P SMid 60 Fund	940	2,203	—
JNL/Mellon Capital NYSE International 25 Fund	399	709	—
JNL/Mellon Capital 25 Fund	383	3,582	—
JNL/Mellon Capital JNL 5 Fund	—	428	—
JNL/Mellon Capital Communications Sector Fund	925	—	—
JNL/Mellon Capital Consumer Brands Sector Fund	—	1,058	—
JNL/Mellon Capital Financial Sector Fund	392	—	—
JNL/Mellon Capital Healthcare Sector Fund	—	6,431	—
JNL/Mellon Capital Oil & Gas Sector Fund	810	2,530	—
JNL/Mellon Capital Technology Sector Fund	—	1,516	—

The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The following table details the Fund’s long-term investment in this affiliate held at September 30, 2013.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Loss	Ending Value
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	$2,693	$1,587	$428	$54	$(5)	$4,376

Income Tax Matters - JNL/Mellon Capital Dow 10 Fund, JNL/Mellon Capital S&P 10 Fund and JNL/Mellon Capital Global 15 Fund are each a limited liability company with its interests owned by a single entity:  Jackson National Separate Account-I.  Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson.

As of September 30, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Nasdaq 25 Fund	$397,255	$125,881	$(5,074)	$120,807
JNL/Mellon Capital Value Line 30 Fund	644,005	155,891	(16,944)	138,947
JNL/Mellon Capital S&P 24 Fund	813,267	131,761	(4,868)	126,893
JNL/Mellon Capital S&P SMid 60 Fund	530,735	119,625	(17,586)	102,039
JNL/Mellon Capital NYSE International 25 Fund	96,500	7,943	(8,171)	(228)
JNL/Mellon Capital 25 Fund	928,624	125,562	(28,351)	97,211
JNL/Mellon Capital JNL 5 Fund	2,871,737	639,854	(84,835)	555,019
JNL/Mellon Capital JNL Optimized 5 Fund	361,098	78,416	(21,993)	56,423
JNL/Mellon Capital Communications Sector Fund	129,654	10,943	(7,112)	3,831
JNL/Mellon Capital Consumer Brands Sector Fund	344,798	76,714	(5,323)	71,391
JNL/Mellon Capital Financial Sector Fund	385,662	46,151	(14,331)	31,820
JNL/Mellon Capital Healthcare Sector Fund	740,408	178,685	(10,548)	168,137
JNL/Mellon Capital Oil & Gas Sector Fund	902,510	200,275	(37,681)	162,594
JNL/Mellon Capital Technology Sector Fund	444,071	95,292	(24,596)	70,696

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2013

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	November 26, 2013

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.